UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21432

REAVES UTILITY INCOME FUND
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

JoEllen L. Legg Reaves Utility Income Fund 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2008

Item 1.  Schedule of Investments.

REAVES UTILITY INCOME FUND

STATEMENT of INVESTMENTS

July 31, 2008 (Unaudited)

	SHARES	VALUE
COMMON STOCKS 134.20%
Consumer Staples 9.14%
Altria Group, Inc.	520,300	$10,588,105
Philip Morris International, Inc.	530,300	27,389,995
Reynolds American, Inc.	50,000	2,791,500
UST, Inc.	175,000	9,206,750
		49,976,350
Electric 55.17%
Ameren Corp.	450,000	18,490,500
Consolidated Edison, Inc.	317,000	12,584,900
Duke Energy Corp.	1,797,400	31,598,292
Exelon Corp.	325,000	25,551,500
Great Plains Energy, Inc.	1,642,869	41,498,871
Integrys Energy Group, Inc.	392,300	20,030,838
ITC Holdings Corp.	62,000	3,231,440
National Grid PLC	525,000	6,951,437
PG&E Corp.	35,000	1,348,550
PPL Corp.	906,000	42,545,761
Progress Energy, Inc.	229,900	9,727,069
Public Service Enterprise Group, Inc.	823,600	34,426,480
TECO Energy, Inc.	2,151,400	39,908,470
TransAlta Corp.	145,000	5,176,500
Xcel Energy, Inc.	420,000	8,425,200
		301,495,808
Energy 2.12%
ConocoPhillips	15,000	1,224,300
Diamond Offshore Drilling	5,500	656,150
Total S.A.-ADR	18,000	1,376,640
Transocean, Inc.(a)	38,478	5,234,162
XTO Energy, Inc.	65,000	3,069,950
		11,561,202
Financials 1.25%
Annaly Capital Management, Inc.	340,000	5,123,801
Forestar Real Estate Group LLC(a)	46,666	843,721
Guaranty Financial Group, Inc.(a)	46,666	154,464
Lloyd TSB Group-ADR	30,000	705,000
		6,826,986
Food 2.06%
Kraft Foods, Inc.	353,160	11,237,551

Gas 17.02%
Equitable Resources, Inc.	187,000	9,770,750
NiSource, Inc.	330,000	5,636,400
ONEOK, Inc.	654,300	29,757,564
Sempra Energy	334,700	18,796,752
South Jersey Industries, Inc.	35,700	1,331,610
Spectra Energy Corp.	1,020,000	27,713,400
		93,006,476
Industrial 5.85%
General Electric Co.	1,130,000	31,967,700

Pharmaceuticals 0.55%
Pfizer, Inc.	160,000	2,987,200

Telecommunications 11.02%
America Movil S.A.B de C.V.-ADR	179,000	9,037,710
CommScope, Inc.(a)	100,000	4,459,000
Frontier Communications Corp.	3,716,300	42,960,428
Telefonica S.A.-ADR	48,000	3,735,840
		60,192,978

Telephone 28.89%
AT&T Corp.	2,280,965	70,276,531
BCE, Inc.	945,700	35,879,858
BT Group PLC-ADR	70,000	2,318,400
CenturyTel, Inc.	50,000	1,859,500
Embarq Corp.	215,000	9,840,550
Telecom Corp. of New Zealand-ADR	428,492	5,900,335
Verizon Communications	117,500	3,999,700
Vodafone Group PLC-ADR	235,000	6,305,050
Windstream Corp.	1,805,000	21,515,600
		157,895,524
Transportation 0.37%
General Maritime Corp.	75,000	2,020,500

Water Utility 0.76%
American Water Works Co., Inc.(a)	215,000	4,138,750

TOTAL COMMON STOCKS (Cost $621,241,227)		733,307,025

PREFERRED STOCKS 2.83%
Consumer Discretionary 0.30%
Comcast Corp., Sr. Notes, 7.000%, 5/15/55	71,000	1,624,480

Electric 2.19%
AES Trust III, 6.750%, 10/15/29	133,100	6,335,560
BGE Capital Trust II, 6.200%, 10/15/43	180,000	3,825,000
Entergy Mississippi, Inc., 4.560%,	3,520	288,750
Public Service Co. of New Mexico, Series 1965, 4.580%	11,667	1,058,051
Southern Cal Edison, 4.320%,	24,300	461,700
		11,969,061
Financials 0.34%
Merrill Lynch & Co., 3.296%, (b)(c)	180,000	1,884,600

TOTAL PREFERRED STOCKS (Cost $18,194,262)		15,478,141

LIMITED PARTNERSHIPS 2.44%
Copano Energy LLC	24,000	752,160
Enbridge Energy Partners LP	70,000	3,481,800
ONEOK Partners LP	132,000	7,145,160
Williams Partners LP	25,000	748,000
Williams Pipeline Partners LP	71,500	1,214,785

TOTAL LIMITED PARTNERSHIPS (Cost $13,683,856)		13,341,905

	BOND RATING	PRINCIPAL
	MOODY/S&P	AMOUNT
CORPORATE BONDS 2.88%
Electric 0.40%
Calpine Generating Co., 11.500%, 4/1/11(a)(d)(e)	WR/D	$14,000,000	2,170,000

Gas 0.09%
Copano Energy LLC, 8.125%, 3/1/16(e)	B2/B+	500,000	490,000

Telephone 2.39%
Level 3 Financing, Inc., 9.250%, 11/1/14(e)	Caa1/CCC+	8,000,000	7,320,000
US West Communications, 7.500%, 6/15/23	Ba1/BBB-	7,000,000	5,775,000
			13,095,000
TOTAL CORPORATE BONDS (Cost $15,108,375)			15,755,000

	SHARES
MUTUAL FUNDS 0.76%
Loomis Sayles Institutional High Income Fund	548,386	4,173,217

TOTAL MUTUAL FUNDS (Cost $4,000,000)		4,173,217

	PRINCIPAL
	AMOUNT
SHORT TERM INVESTMENTS 0.17%
Goldman Sachs Financial Square Funds Treasury Instruments Fund (2.09% 7 day yield)	$933,028	933,028

TOTAL SHORT TERM INVESTMENTS (Cost $933,028)		933,028

Total Investments (Cost $673,160,748) - 143.28%		782,988,316

Other Assets in Excess of Liabilities- 0.66%		3,586,179

Liquidation Preference of Auction Market Preferred Shares - (43.94%)
Series M7, F7, W28 (including dividends payable on preferred shares)		(240,122,844)
TOTAL NET ASSETS - 100.00%		$546,451,651

(a)	Non Income Producing Security.
(b)	Floating or variable rate security - rate disclosed as of July 31, 2008.
(c)	Next reset date 8/28/08.
(d)	Issue is currently in default. See Quarterly Notes to Statement of Investments.
(e)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2008, theses securities amount to a value of $9,980,000 or 1.83% of net assets.

ADR	American Depositary Receipt

Ratings:

Moody’s and S&P’s ratings are believed to be the most recent as of July 31, 2008.

Income Tax Information:

Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

As of July 31, 2008

Gross appreciation (excess of value over tax cost)	$158,776,906
Gross depreciation (excess of tax cost over value)	(47,928,569)
Net unrealized appreciation	$110,848,337
Cost of investments for income tax purposes	$672,139,979

See Notes to Quarterly Statement of Investments.

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

JULY 31, 2008 (Unaudited)

1.  Significant Accounting and Operating Policies

Reaves Utility Income Fund is a closed-end management investment company (the “Fund”) that was organized under the laws of the state of Delaware by an Agreement and Declaration of Trust dated September 15, 2003.  The Fund is a non-diversified series with an investment objective to provide a high level of after-tax income and total return consisting primarily of tax-advantaged dividend income and capital appreciation. The Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest.  The Fund commenced operations on February 24, 2004.  The Fund’s common shares are listed on the American Stock Exchange and trade under the ticker symbol “UTG.”

The Fund may have elements of risk, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment.

The following summarizes the significant accounting policies of the Fund.

Security Valuation:  The net asset value per Share of the Fund is determined no less frequently than daily, on each day that the American Stock Exchange (the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time).  Securities held by the fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or more pricing services at the mean between the latest available bid and asked prices.  As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities.  Short-term obligations maturing within 60 days are valued at amortized cost which approximates market value.  Over-the-counter options are valued at the mean between bid and asked prices provided by dealers.  Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices.  Securities for which there is no such quotation or valuation and all other assets are valued at fair value in good faith by or at the direction of the Trustees.  Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; the fundamental analytical data relating to the investment; an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; information as to any transactions or offers with respect to the security; price, yield and the extent of public or private trading in similar securities of the issuer or comparable companies.  The valuation assigned to fair-valued securities for purposes of calculating the Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other funds to calculate their NAVs.

Foreign Securities:  The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

Options:  In order to hedge against adverse market shifts, the Fund may utilize up to 5% of its total assets to purchase put and call options on securities. When a Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid.

In addition, the Fund may seek to increase its income or may hedge a portion of its portfolio investments through writing (i.e., selling) covered put and call options. When a Fund writes a put or call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing securities.

The Fund may utilize up to 5% of its total assets to purchase put and call options on domestic stock indices to hedge against risks of market-wide price movements affecting its assets. In addition, the Fund may write covered put and call options on stock indices. Because no underlying security can be delivered, however, the option represents the holder’s right to obtain from the writer, in cash, a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the exercise date

Written option activity as of July 31, 2008 was as follows:

CALL OPTIONS WRITTEN

	Number of	Amount of
	Contracts	Premiums
Options outstanding as of October 31, 2007	200	$25,400
Positions opened	—	—
Options exercised	(200)	(25,400)

Outstanding, July 31, 2008	—	$—
Market Value, July 31, 2008		$—

PUT OPTIONS WRITTEN

	Number of	Amount of
	Contracts	Premiums
Options outstanding as of October 31, 2007	—	$—
Positions opened	—	—
Options exercised	—	—

Outstanding, July 31, 2008	—	$—
Market Value, July 31, 2008		$—

Securities Transactions and Investment Income:  Investment security transactions are accounted for as of trade date.  Dividend income is recorded on the ex-dividend date.  Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.  Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the First In First Out basis for both financial reporting and income tax purposes.

2. Other

The Fund holds a corporate bond for Calpine Generating Co. (“Calpine”), maturing in April 2011 with a coupon rate of 11.50%. Although Calpine is currently undergoing bankruptcy proceedings, the Fair Valuation Committee of the Fund has determined there is little or no uncertainty surrounding the collectibility of principal and interest on the bond as it is a secured position.

In February 2008 the market for the Auction Market Preferred Shares (“AMPS”) became illiquid when the AMPS auctions began to fail. This occurrence was widespread through the entire AMPS market and not specific to the Fund. The auctions continue to fail through the date of this report. There is no impact to the way the AMPS are reported or valued on the Fund’s Statement of Investments and the total shares outstanding remain the same and continue to pay dividends.

Item 2.  Controls and Procedures.

(a)           The Registrant’s principal executive officer and principal financial officer, have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) within 90 days of the filing date of this report and have concluded that the Registrant’s disclosure controls and procedures were effective as of that date.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the 1940 Act, are attached as Exhibit99.CERT.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

REAVES UTILITY INCOME FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive
officer)

Date:	September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive
officer)

Date:	September 29, 2008

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial
officer)

Date:	September 29, 2008

3